Derivative financial and operating assets and liabilities - Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ (378)	€ (445)	€ (532)
Cash flow hedges:
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	(142)	(48)	4
Tax expenses/(benefit)	29	84	77
Total recognized in the Consolidated Income Statement	(318)	(384)	(404)
Cash flow hedges: | Currency risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(70)	222	(101)
Cash flow hedges: | Currency risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	36	(42)	7
Cash flow hedges: | Interest rate risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(1)	0	0
Cash flow hedges: | Interest rate risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	19	44
Cash flow hedges: | Interest rate risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	0	3	0
Cash flow hedges: | Commodity price risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ (170)	€ (616)	€ (435)